Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents (Note 5)	$ 247,612	$ 316,337
Accounts receivable, net of allowance for doubtful accounts and billing adjustments of $3.9 million and $4.1 million at 2012 and 2011, respectively	247,083	248,541
Deferred income tax assets (Note 20)	9,825	12,872
Prepaid expenses and other current assets (Note 6)	70,206	72,431
Total current assets	574,726	650,181
Goodwill (Note 10)	518,344	355,498
Property and equipment, net of accumulated depreciation and amortization (Note 7)	260,389	266,608
Computer software, net of accumulated amortization (Note 8)	226,917	215,244
Contract acquisition costs, net of accumulated amortization (Note 9)	161,267	162,987
Other intangible assets, net of accumulated amortization (Note 12)	130,054	81,250
Equity investments (Note 11)	87,764	82,924
Deferred income tax assets (Note 20)	5,334	4,069
Other assets	59,043	39,631
Total assets	2,023,838	1,858,392
Current liabilities:
Accounts payable	63,370	26,095
Accrued salaries and employee benefits	26,243	33,004
Current portion of long-term debt (Note 13)	27,361	181,251
Current portion of obligations under capital leases (Note 13)	13,263	14,363
Other current liabilities (Note 14)	100,282	125,863
Total current liabilities	230,519	380,576
Long-term debt, excluding current portion (Note 13)	174,859	39,104
Deferred income tax liabilities (Note 20)	48,074	32,889
Obligations under capital leases, excluding current portion (Note 13)	17,155	24,489
Other long-term liabilities	68,791	60,325
Total liabilities	539,398	537,383
Redeemable noncontrolling interest	39,505
Shareholders' equity (Notes 15, 16, 17 and 18):
Common stock - $0.10 par value. Authorized 600,000 shares; 202,471 and 201,860 issued at 2012 and 2011, respectively; 187,031 and 189,031 outstanding at 2012 and 2011, respectively	20,247	20,186
Additional paid-in capital	141,793	125,948
Accumulated other comprehensive income(loss), net	1,408	(445)
Treasury stock (shares of 15,440 and 12,829 at 2012 and 2011, respectively)	(287,301)	(225,034)
Retained earnings	1,549,063	1,380,634
Total shareholders' equity	1,425,210	1,301,289
Noncontrolling interests in consolidated subsidiaries	19,725	19,720
Total equity	1,444,935	1,321,009
Commitments and contingencies (Note 19)
Total liabilities and equity	$ 2,023,838	$ 1,858,392